VIA EDGAR	November 26, 2008

Re:	Texas Competitive Electric Holdings Company LLC,
TCEH Finance, Inc. and Parent and Subsidiary Guarantors
Amendment No. 1 to Registration Statement on Form S-4

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of Texas Competitive Electric Holdings Company LLC, a Delaware limited liability company, and TCEH Finance, Inc., a Delaware corporation (together, the “Issuer”), Energy Future Competitive Holdings Company, a Texas corporation (the “Parent Guarantor”), and each of the subsidiary guarantors (collectively, the “Subsidiary Guarantors,” and together with the Issuer and the Parent Guarantor, the “Registrants”), I hereby submit for filing by direct electronic transmission under the Securities Act of 1933, as amended (the “Securities Act”), an amendment to the Registrants’ registration statement on Form S-4 (as amended, the “S-4 Registration Statement”), together with certain exhibits thereto, relating to the Issuer’s offers to exchange $3,000,000,000 aggregate principal amount of its 10.25% Senior Notes due 2015, $2,000,000,000 aggregate principal amount of its 10.25% Senior Notes due 2015, Series B and $1,750,000,000 aggregate principal amount of its 10.50%/11.25% Senior Toggle Notes due 2016 (collectively, the “Exchange Notes”) for any and all of its outstanding 10.25% Senior Notes due 2015, 10.25% Senior Notes due 2015, Series B and 10.50%/11.25% Senior Toggle Notes due 2016 (collectively, the “Outstanding Notes”), respectively, which were offered and sold in October and December 2007 in reliance upon Rule 144A and Regulation S under the Securities Act. The Outstanding Notes are, and the Exchange Notes will be, guaranteed by the Parent Guarantor and Subsidiary Guarantors, who are also registrants under the S-4 Registration Statement.

The Registrants are registering the exchange offers on the S-4 Registration Statement in reliance on the position of the Securities and Exchange Commission (the “Commission”) enunciated in Exxon Capital Holdings Corporation, available May 13, 1988 (“Exxon Capital”), Morgan Stanley & Co., Incorporated, available June 5, 1991 (regarding resales) and Shearman & Sterling, available July 2, 1993 (with respect to the participation of broker-dealers.) The Registrants have further authorized me to include the following representation to the Staff of the Commission:

1. The Registrants have not entered into any arrangement or understanding with any person to distribute the Exchange Notes and, to the best of each of the Registrants’ information and belief without independent investigation, each person participating in the exchange offers is acquiring the Exchange Notes in its ordinary course of business and is not engaged in, does not intend to engage in, and has no arrangement or understanding with any person to participate in, the distribution of the Exchange Notes. In this regard, the Registrants will disclose to each person participating in the exchange offers that if such person is participating in the exchange offers for the purpose of distributing the Exchange Notes, such person (i) could not rely on the Staff position enunciated in Exxon Capital or interpretive letters to similar effect and (ii) must comply with registration and prospectus delivery requirements of the Securities Act in connection with a secondary resale transaction. Each Registrant acknowledges that such a secondary resale transaction by such person participating in the exchange offers for the purpose of distributing the Exchange Notes should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

2. No broker-dealer has entered into any arrangement or understanding with the Registrants or an affiliate of the Registrants to distribute the Exchange Notes. The Registrants will disclose to each person participating in the exchange offers (through the exchange offers prospectus) that any broker-dealer who receives the Exchange Notes for its own account pursuant to the exchange offers may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes. The Registrant will also include in the letter of transmittal to be executed by each holder participating in the exchange offers that each broker-dealer that receives the Exchange Notes for its own account pursuant to the exchange offers must acknowledge that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of those Exchange Notes and that by so acknowledging and delivering a prospectus, the broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

The Registrants are also registering an additional $98,437,500 aggregate principal amount of its 10.50%/11.25% Senior Toggle Notes due 2016 (the “Additional Notes”) that will be issued by the Issuer on May 1, 2009 in lieu of cash interest payments on its outstanding 10.50%/11.25% Senior Toggle Notes due 2016. Such additional principal amount constitutes the Issuer’s reasonable good faith estimate of the amount of such notes that will be paid as interest in lieu of cash.

The filing fee for the S-4 Registration Statement in the amount of $269,144 (inclusive of the filing fee associated with the Additional Notes) is being paid partially through the use of credits in an aggregate amount of $157,279 from the fees paid by Energy Future Holdings Corp. (“EFH”), the Issuer’s ultimate parent company, in connection with EFH’s (i) Registration Statement on Form S-3 (SEC File No. 333-115159), filed by EFH on May 4, 2004 and (ii) Registration Statement on Form S-8 (SEC File No. 125169), filed by EFH on May 23, 2005. The remaining amount of $111,865 was previously sent to the account of the Commission maintained at the U.S. Bank of St. Louis, Missouri.

If you have any questions on the above-referenced S-4 Registration Statement, please contact me at (214) 812-6038.

Very truly yours,

/s/ Andrew M. Wright
Andrew M. Wright, Vice President and Associate General Counsel of EFH Corporate Services Company